Borrowings - Securities Sold Under Agreements to Repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Balance outstanding at year end	$ 6,915	$ 8,068
Average daily balance during the year	$ 9,272	$ 12,874
Average interest rate during the year	1.37%	1.06%
Maximum month-end balance during the year	$ 13,441	$ 16,161
Weighted-average interest rate at year end	1.40%	1.13%